T. ROWE PRICE Diversified Mid-Cap Growth Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.1%
COMMUNICATION SERVICES 3.2%
Entertainment 0.8%
Electronic Arts  31,000 3,734
Endeavor Group Holdings, Class A (1) 81,700 1,955
Spotify Technology (1) 20,667 2,762
Take-Two Interactive Software (1) 52,853 6,305
14,756
Interactive Media & Services 0.4%
Match Group (1) 150,730 5,786
ZoomInfo Technologies (1) 96,310 2,380
8,166
Media 2.0%
Fox, Class B  221,300 6,929
Omnicom Group  143,000 13,491
Trade Desk, Class A (1) 283,308 17,256
37,676
Total Communication Services 60,598
CONSUMER DISCRETIONARY 15.1%
Automobile Components 0.2%
Aptiv (1) 27,372 3,071
Mobileye Global, Class A (1) 24,352 1,054
4,125
Broadline Retail 0.3%
Etsy (1) 27,440 3,055
Ollie's Bargain Outlet Holdings (1) 39,200 2,271
5,326
Distributors 0.5%
Pool  25,700 8,801
8,801
Diversified Consumer Services 0.2%
Bright Horizons Family Solutions (1) 22,800 1,755
Service Corp International  33,512 2,305
4,060
Hotels, Restaurants & Leisure 5.7%
Caesars Entertainment (1) 79,600 3,885
Chipotle Mexican Grill (1) 14,500 24,770
Churchill Downs  20,700 5,321
Darden Restaurants  62,900 9,760
Domino's Pizza  17,300 5,707

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
DraftKings, Class A (1) 164,280 3,180
Hilton Worldwide Holdings  188,790 26,595
MGM Resorts International  181,000 8,040
Papa John's International  28,000 2,098
Restaurant Brands International (2) 77,900 5,230
Vail Resorts  18,600 4,346
Wynn Resorts (1) 23,222 2,599
Yum! Brands  39,900 5,270
106,801
Household Durables 0.5%
NVR (1) 1,844 10,275
10,275
Leisure Products 0.1%
Mattel (1) 111,500 2,053
2,053
Specialty Retail 6.2%
AutoZone (1) 10,476 25,752
Burlington Stores (1) 22,948 4,638
Chewy, Class A (1)(2) 50,084 1,872
Five Below (1) 36,200 7,456
Floor & Decor Holdings, Class A (1) 46,700 4,587
O'Reilly Automotive (1) 21,200 17,998
RH (1) 8,200 1,997
Ross Stores  113,600 12,056
Tractor Supply  78,300 18,404
Ulta Beauty (1) 31,295 17,077
Williams-Sonoma  33,800 4,112
115,949
Textiles, Apparel & Luxury Goods 1.4%
Lululemon Athletica (1) 62,520 22,769
Skechers USA, Class A (1) 71,400 3,393
26,162
Total Consumer Discretionary 283,552
CONSUMER STAPLES 3.3%
Beverages 0.5%
Brown-Forman, Class B  87,692 5,636
Constellation Brands, Class A  10,800 2,440
Monster Beverage (1) 43,400 2,344
10,420
Consumer Staples Distribution & Retail 1.5%
BJ's Wholesale Club Holdings (1) 167,474 12,740
Casey's General Stores  10,089 2,184

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Dollar Tree (1) 35,600 5,110
Performance Food Group (1) 122,400 7,386
27,420
Food Products 1.2%
Darling Ingredients (1) 39,300 2,295
Hershey  76,300 19,412
Tyson Foods, Class A  28,900 1,714
23,421
Household Products 0.1%
Church & Dwight  19,483 1,722
1,722
Total Consumer Staples 62,983
ENERGY 4.4%
Energy Equipment & Services 0.6%
Halliburton  350,382 11,086
11,086
Oil, Gas & Consumable Fuels 3.8%
APA  56,400 2,034
Cheniere Energy  71,100 11,205
Coterra Energy  244,200 5,993
Devon Energy  240,879 12,191
Diamondback Energy  68,500 9,259
Hess  87,594 11,592
Magnolia Oil & Gas, Class A  71,400 1,562
Matador Resources  28,100 1,339
Pioneer Natural Resources  40,300 8,231
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $118 (1)(3)(4) 39 668
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $1,703 (1)(3)(4) 458 7,845
71,919
Total Energy 83,005
FINANCIALS 7.0%
Capital Markets 3.3%
Blue Owl Capital  293,000 3,246
Cboe Global Markets  17,893 2,402
FactSet Research Systems  26,350 10,938
LPL Financial Holdings  42,800 8,663
MarketAxess Holdings  20,800 8,139
Moody's  6,900 2,112
Morningstar  8,054 1,635
MSCI  34,000 19,029

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Tradeweb Markets, Class A  81,751 6,460
62,624
Consumer Finance 0.1%
Discover Financial Services  18,500 1,829
1,829
Financial Services 1.7%
Apollo Global Management  201,300 12,714
Block, Class A (1) 26,400 1,812
Euronet Worldwide (1) 22,900 2,563
FleetCor Technologies (1) 54,208 11,430
WEX (1) 19,100 3,512
32,031
Insurance 1.9%
Arthur J Gallagher  79,100 15,133
Assurant  10,520 1,263
Hartford Financial Services Group  220,700 15,380
Ryan Specialty Group Holdings (1) 78,700 3,167
34,943
Total Financials 131,427
HEALTH CARE 15.7%
Biotechnology 2.8%
Alnylam Pharmaceuticals (1) 56,780 11,374
Apellis Pharmaceuticals (1) 30,000 1,979
Argenx, ADR (1) 12,517 4,664
Ascendis Pharma, ADR (1) 19,960 2,140
BioMarin Pharmaceutical (1) 25,311 2,461
BioNTech, ADR  16,728 2,084
Blueprint Medicines (1) 40,300 1,813
Exact Sciences (1) 55,718 3,778
Genmab, ADR (1) 87,777 3,315
Incyte (1) 31,000 2,241
Karuna Therapeutics (1) 11,453 2,080
Legend Biotech, ADR (1) 35,400 1,707
Neurocrine Biosciences (1) 70,522 7,138
Sarepta Therapeutics (1) 37,200 5,127
51,901
Health Care Equipment & Supplies 4.6%
Align Technology (1) 9,100 3,041
Dexcom (1) 208,500 24,224
IDEXX Laboratories (1) 8,800 4,401
Inspire Medical Systems (1) 7,200 1,685
Insulet (1) 41,906 13,366
Lantheus Holdings (1) 43,900 3,625

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Novocure (1) 67,479 4,058
Penumbra (1) 20,991 5,850
QuidelOrtho (1) 20,700 1,844
ResMed  71,200 15,592
Shockwave Medical (1) 25,500 5,529
STERIS  9,600 1,836
Teleflex  6,100 1,545
86,596
Health Care Providers & Services 2.1%
Acadia Healthcare (1) 33,613 2,428
Amedisys (1) 17,100 1,258
Centene (1) 35,053 2,216
McKesson  63,496 22,608
Molina Healthcare (1) 38,624 10,331
38,841
Health Care Technology 0.6%
Veeva Systems, Class A (1) 63,907 11,745
11,745
Life Sciences Tools & Services 5.4%
Agilent Technologies  142,000 19,644
Avantor (1) 84,152 1,779
Bio-Rad Laboratories, Class A (1) 8,511 4,077
Bio-Techne  117,700 8,732
Bruker  83,100 6,552
Charles River Laboratories International (1) 32,600 6,579
IQVIA Holdings (1) 98,000 19,491
Mettler-Toledo International (1) 12,400 18,975
Repligen (1) 37,504 6,314
West Pharmaceutical Services  27,639 9,576
101,719
Pharmaceuticals 0.2%
Catalent (1) 34,579 2,272
Royalty Pharma, Class A  58,937 2,124
4,396
Total Health Care 295,198
INDUSTRIALS & BUSINESS SERVICES 19.0%
Aerospace & Defense 1.9%
Axon Enterprise (1) 39,600 8,904
BWX Technologies  41,600 2,622
HEICO  21,200 3,626
Hexcel  34,200 2,334
Howmet Aerospace  99,800 4,229
Huntington Ingalls Industries  10,500 2,174

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
TransDigm Group  16,500 12,161
36,050
Air Freight & Logistics 0.1%
Expeditors International of Washington  22,700 2,500
2,500
Building Products 1.4%
A.O. Smith  34,000 2,351
Allegion  28,100 2,999
Carrier Global  40,400 1,848
Fortune Brands Innovations  39,751 2,335
Trane Technologies  69,000 12,695
Trex (1) 76,000 3,699
25,927
Commercial Services & Supplies 3.6%
Cintas  44,700 20,682
Clean Harbors (1) 50,900 7,257
Copart (1) 230,000 17,298
Republic Services  69,000 9,330
Ritchie Bros Auctioneers  37,200 2,094
Rollins  63,393 2,379
Waste Connections  58,675 8,160
67,200
Construction & Engineering 1.2%
Quanta Services  56,414 9,401
Valmont Industries  27,000 8,620
WillScot Mobile Mini Holdings (1) 95,300 4,468
22,489
Electrical Equipment 1.1%
AMETEK  17,637 2,563
Hubbell  27,700 6,740
Rockwell Automation  38,312 11,242
20,545
Ground Transportation 1.5%
JB Hunt Transport Services  48,982 8,595
Landstar System  13,600 2,438
Old Dominion Freight Line  48,217 16,434
27,467
Machinery 1.2%
Graco  30,000 2,190
IDEX  10,375 2,397
Middleby (1) 32,378 4,747
Otis Worldwide  28,200 2,380

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
PACCAR  36,300 2,657
Toro  61,247 6,808
Westinghouse Air Brake Technologies  20,500 2,072
23,251
Passenger Airlines 0.7%
Alaska Air Group (1) 143,000 6,000
Southwest Airlines  143,600 4,673
United Airlines Holdings (1) 36,800 1,628
12,301
Professional Services 3.7%
Booz Allen Hamilton Holding  33,370 3,093
Broadridge Financial Solutions  65,371 9,581
CoStar Group (1) 87,300 6,011
Equifax  26,000 5,274
FTI Consulting (1) 12,392 2,445
KBR  68,700 3,782
Leidos Holdings  25,100 2,311
Paychex  177,500 20,340
SS&C Technologies Holdings  41,400 2,338
TransUnion  61,596 3,828
Verisk Analytics  59,900 11,492
70,495
Trading Companies & Distributors 2.6%
Fastenal  347,200 18,728
Ferguson  36,500 4,882
SiteOne Landscape Supply (1) 51,754 7,083
United Rentals  20,600 8,153
Watsco (2) 29,000 9,227
48,073
Total Industrials & Business Services 356,298
INFORMATION TECHNOLOGY 26.0%
Communications Equipment 1.5%
Arista Networks (1) 120,266 20,188
Motorola Solutions  26,700 7,639
27,827
Electronic Equipment, Instruments & Components 3.1%
Amphenol, Class A  280,887 22,954
CDW  81,778 15,938
Cognex  50,000 2,478
Keysight Technologies (1) 49,100 7,929
Littelfuse  8,700 2,332
TE Connectivity  14,600 1,915

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Zebra Technologies, Class A (1) 16,800 5,342
58,888
IT Services 2.1%
Endava, ADR (1) 23,400 1,572
EPAM Systems (1) 22,272 6,659
Gartner (1) 44,406 14,466
Globant (1) 10,798 1,771
MongoDB (1) 34,389 8,017
Shopify, Class A (1) 54,300 2,603
Snowflake, Class A (1) 12,000 1,852
VeriSign (1) 10,434 2,205
39,145
Semiconductors & Semiconductor Equipment 5.8%
Enphase Energy (1) 103,400 21,743
Entegris  111,300 9,128
First Solar (1) 11,160 2,427
KLA  9,644 3,850
Lattice Semiconductor (1) 78,779 7,523
Marvell Technology  63,707 2,758
Microchip Technology  243,068 20,364
MKS Instruments  17,400 1,542
Monolithic Power Systems  29,200 14,616
ON Semiconductor (1) 156,438 12,878
Silicon Laboratories (1) 13,900 2,434
Skyworks Solutions  21,100 2,489
Synaptics (1) 9,300 1,034
Teradyne  58,600 6,300
109,086
Software 13.4%
ANSYS (1) 24,400 8,120
AppLovin, Class A (1) 97,200 1,531
Aspen Technology (1) 17,038 3,899
Bentley Systems, Class B  126,457 5,436
BILL Holdings (1) 26,800 2,175
Black Knight (1) 54,287 3,125
Cadence Design Systems (1) 126,295 26,533
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $1,936 (1)(3)(4) 1,136 627
Ceridian HCM Holding (1) 52,629 3,854
Confluent, Class A (1) 74,452 1,792
Crowdstrike Holdings, Class A (1) 131,453 18,043
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $835 (1)(3)
(4) 52,161 3,130
Datadog, Class A (1) 157,746 11,462
Descartes Systems Group (1) 65,900 5,312

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
DoubleVerify Holdings (1) 88,875 2,680
Dynatrace (1) 53,173 2,249
Fair Isaac (1) 15,400 10,821
Fortinet (1) 363,470 24,156
HubSpot (1) 24,499 10,504
Informatica, Class A (1) 129,200 2,119
Manhattan Associates (1) 42,475 6,577
nCino (1) 74,245 1,840
Palo Alto Networks (1) 50,517 10,090
Paycom Software (1) 37,900 11,522
Paycor HCM (1)(2) 82,800 2,196
Paylocity Holding (1) 30,300 6,023
Procore Technologies (1) 26,270 1,645
PTC (1) 59,534 7,634
Samsara, Class A (1) 135,923 2,680
SentinelOne, Class A (1) 85,227 1,394
Snyk, Acquisition Date: 9/3/21, Cost $1,690 (1)(3)(4) 117,787 1,353
Socure, Acquisition Date: 12/22/21, Cost $432 (1)(3)(4) 26,874 201
Synopsys (1) 76,400 29,510
Tanium, Class B, Acquisition Date: 9/24/20, Cost $547 (1)(3)(4) 48,005 212
Tyler Technologies (1) 27,744 9,839
Workday, Class A (1) 9,900 2,045
Workiva (1) 26,500 2,714
Zscaler (1) 61,000 7,127
252,170
Technology Hardware, Storage & Peripherals 0.1%
Pure Storage, Class A (1) 64,000 1,633
1,633
Total Information Technology 488,749
MATERIALS 2.9%
Chemicals 1.7%
Albemarle  27,800 6,145
CF Industries Holdings  107,300 7,778
Corteva  92,000 5,548
Nutrien  31,600 2,334
PPG Industries  56,700 7,574
RPM International  26,273 2,292
31,671
Construction Materials 0.4%
Vulcan Materials  43,200 7,411
7,411
Containers & Packaging 0.6%
Avery Dennison  33,100 5,923

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Ball  26,147 1,441
Sealed Air  73,646 3,381
10,745
Metals & Mining 0.2%
Steel Dynamics  32,200 3,641
3,641
Total Materials 53,468
REAL ESTATE 2.4%
Industrial Real Estate Investment Trusts 0.1%
Rexford Industrial Realty, REIT  43,300 2,583
2,583
Office Real Estate Investment Trusts 0.1%
Alexandria Real Estate Equities, REIT  11,700 1,469
1,469
Residential Real Estate Investment Trusts 0.3%
Equity LifeStyle Properties, REIT  86,800 5,827
5,827
Retail Real Estate Investment Trusts 0.5%
Simon Property Group, REIT  76,900 8,610
8,610
Specialized Real Estate Investment Trusts 1.4%
CubeSmart, REIT  278,900 12,891
Lamar Advertising, Class A, REIT  69,120 6,904
SBA Communications, REIT  22,300 5,822
25,617
Total Real Estate 44,106
UTILITIES 0.1%
Independent Power & Renewable Electricity Producer 0.1%
Vistra  83,700 2,009
Total Utilities 2,009
Total Common Stocks (Cost $1,290,980) 1,861,393
CONVERTIBLE PREFERRED STOCKS 0.9%
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $1,627 (1)(3)(4) 200,815 1,321
Total Health Care 1,321

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 0.8%
Software 0.8%
Canva, Series A, Acquisition Date: 11/4/21, Cost $116 (1)(3)(4) 68 38
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $5 (1)(3)(4) 3 2
Databricks, Series F, Acquisition Date: 10/22/19, Cost $1,553 (1)
(3)(4) 108,447 6,507
Databricks, Series G, Acquisition Date: 2/1/21, Cost $775 (1)(3)(4) 13,101 786
Databricks, Series H, Acquisition Date: 8/31/21, Cost $2,225 (1)
(3)(4) 30,282 1,817
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $2,174 (1)
(3)(4) 79,458 303
Rappi, Series E, Acquisition Date: 9/8/20, Cost $2,929 (1)(3)(4) 49,017 1,765
Snyk, Series F, Acquisition Date: 9/3/21, Cost $2,816 (1)(3)(4) 197,401 2,267
Socure, Series A, Acquisition Date: 12/22/21, Cost $525 (1)(3)(4) 32,662 244
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $431 (1)(3)(4) 26,807 200
Socure, Series B, Acquisition Date: 12/22/21, Cost $8 (1)(3)(4) 485 4
Socure, Series E, Acquisition Date: 10/27/21, Cost $998 (1)(3)(4) 62,133 465
Tanium, Series G, Acquisition Date: 8/26/15, Cost $985 (1)(3)(4) 198,465 875
Total Information Technology 15,273
Total Convertible Preferred Stocks (Cost $17,166) 16,594
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.82% (5)(6) 2,037,019 2,037
Total Short-Term Investments (Cost $2,037) 2,037
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.82% (5)(6) 12,060,435 12,060
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 12,060
Total Securities Lending Collateral (Cost $12,060) 12,060
Total Investments in Securities 100.7%
(Cost $1,322,243) $ 1,892,084
Other Assets Less Liabilities (0.7)% (12,736)
Net Assets 100.0% $ 1,879,348

T. ROWE PRICE Diversified Mid-Cap Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2023.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$30,630 and represents 1.6% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 19++
Totals $ —# $ — $ 19+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 7,718  ¤  ¤ $ 14,097
Total $ 14,097^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $19 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $14,097.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed

T. ROWE PRICE Diversified Mid-Cap Growth Fund

on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2023, totaled $1,160,000 for the period ended
March 31, 2023.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,847,357  $ —  $ 14,036  $ 1,861,393
Convertible Preferred
Stocks —  —  16,594  16,594
Short-Term Investments 2,037  —  —  2,037
Securities Lending
Collateral 12,060  —  —  12,060
Total $ 1,861,454  $ —  $ 30,630  $ 1,892,084
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Ending
Balance
3/31/23
Investment in Securities
Common Stocks $ 12,876  $ 1,160  $ 14,036
Convertible Preferred Stocks 16,594  —  16,594
Total $ 29,470  $ 1,160  $ 30,630

T. ROWE PRICE Diversified Mid-Cap Growth Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F149-054Q1 03/23